Average Annual Total Returns (Vanguard Global Minimum Volatility Fund Retail)	Vanguard Global Minimum Volatility Fund Vanguard Global Minimum Volatility Fund - Admiral Shares 11/1/2013 - 10/31/2014	Vanguard Global Minimum Volatility Fund Vanguard Global Minimum Volatility Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Global Minimum Volatility Fund Vanguard Global Minimum Volatility Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Global Minimum Volatility Fund Vanguard Global Minimum Volatility Fund - Investor Shares 11/1/2013 - 10/31/2014	FTSE Global All Cap Index USD Hedged Vanguard Global Minimum Volatility Fund Vanguard Global Minimum Volatility Fund - Admiral Shares 11/1/2013 - 10/31/2014	FTSE Global All Cap Index USD Hedged Vanguard Global Minimum Volatility Fund Vanguard Global Minimum Volatility Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.92%	13.74%	11.42%	8.34%	8.87%	8.87%
Since Inception	16.61%	16.49%	14.16%	9.93%	12.83%	12.83%